JPMorgan SmartRetirement Blend Income Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
S&P TARGET DATE RETIREMENT INCOME INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	3.62%	4.15%
JPM SMARTRETIREMENT BLEND INCOME COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	4.20%	4.71%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	3.28%	3.76%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	3.52%	4.02%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	3.79%	4.28%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.30%	3.94%	4.42%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.45%	4.05%	4.53%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.01%	2.68%	3.21%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	2.65%	3.02%